[LOGO]
                           The PBHG Funds, Inc.

                           Prospectus
                           July 31, 1999
                           (As supplemented November 16, 1999)
                           (As supplemented January 26, 2000)
                           (As supplemented April 14, 2000)

                           PBHG Growth Fund
                           PBHG Emerging Growth Fund
                           PBHG Large Cap Growth Fund
                           PBHG Select Equity Fund
                           PBHG Core Growth Fund
                           PBHG Limited Fund
                           PBHG Large Cap 20 Fund
                           PBHG New Opportunities Fund
                           PBHG Large Cap Value Fund
                           PBHG Mid-Cap Value Fund
                           PBHG Small Cap Value Fund
                           PBHG Focused Value Fund
                           PBHG International Fund
                           PBHG Cash Reserves Fund
                           PBHG Technology & Communications Fund
                           PBHG Strategic Small Company Fund


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

                      [This page intentionally left blank]

   An Introduction to the PBHG Funds[R]
   and this Prospectus

The PBHG Funds, Inc. is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities, called Funds. This prospectus offers PBHG Class Shares of each Fund listed on the cover.

Each Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure the Fund's goal matches your own.

     o PBHG Cash Reserves Fund is designed for conservative investors who want to receive current income from their investments. This Fund may be suitable for investors who require stability of principal or who are pursuing a short-term investment goal, such as investing emergency reserves.

     o Other PBHG Funds are generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These other Funds may not be suitable for investors who require regular income or stability of principal, or who are pursuing a short-term investment goal, such as investing emergency reserves.

                               INVESTMENT ADVISER

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for each Fund. Pilgrim Baxter has retained certain sub-advisers to assist in managing the Funds. For information about the sub advisers, see page 61 of the prospectus.

This Prospectus contains important information you should know before investing in any Fund and as a shareholder in a Fund. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Funds, please refer to the back cover of this Prospectus.

                      [This page intentionally left blank]

                                    Contents

FUND SUMMARIES
--------------------------------------------------------------------------------
                                   PBHG Growth Fund .......................    4
                                   PBHG Emerging Growth Fund ..............    7
                                   PBHG Large Cap Growth Fund .............   10
                                   PBHG Select Equity Fund ................   13
                                   PBHG Core Growth Fund ..................   16
                                   PBHG Limited Fund ......................   19
                                   PBHG Large Cap 20 Fund .................   22
                                   PBHG New Opportunities Fund ............   25
                                   PBHG Large Cap Value Fund ..............   28
                                   PBHG Mid-Cap Value Fund ................   31
                                   PBHG Small Cap Value Fund ..............   34
                                   PBHG Focused Value Fund ................   37
                                   PBHG International Fund ................   40
                                   PBHG Cash Reserves Fund ................   43
                                   PBHG Technology & Communications Fund...   46
                                   PBHG Strategic Small Company Fund ......   49

MORE ABOUT THE FUNDS
--------------------------------------------------------------------------------
                                   Risks & Returns.........................   53

THE INVESTMENT ADVISER
& SUB-ADVISERS
--------------------------------------------------------------------------------

                                   The Investment Adviser..................   60
                                     Pilgrim Baxter & Associates, Ltd.
                                   The Sub-Advisers........................   61
                                     Pilgrim Baxter Value Investors, Inc.
                                     ("Value Investors")
                                     Murray Johnstone International Limited
                                     ("Murray Johnstone")
                                     Wellington Management Company, Ltd.
                                     ("Wellington Management")

YOUR INVESTMENT
--------------------------------------------------------------------------------
                                   Year 2000 ..............................   65
                                   Pricing Fund Shares.....................   65
                                   Buying Shares...........................   66
                                   Selling Shares .........................   67
                                   General Policies........................   68
                                   Distribution & Taxes ...................   71

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                   Financial Highlights....................   72

PBHG Growth Fund


[LOGO] GOAL

The Fund seeks to provide investors with capital appreciation.


[LOGO] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies. These companies generally have market capitalizations or annual revenues of up to $2 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

The Fund may use options and futures contracts for hedging and risk management.



[LOGO] MAIN INVESTMENT RISKS

The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes small and medium sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price.

The Fund's use of options and futures contracts may reduce returns or increase volatility.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[LOGO] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 53.


4    PBHG GROWTH FUND

[LOGO] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000 Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000 Index with greater-than-average growth characteristics. The Russell 2000 Index is an unmanaged index that measures the performance of 2,000 small cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

                                   [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:


                           ---------------------------
                           Calendar Year Total Returns
 1989     1990      1991     1992     1993     1994     1995     1996     1997      1998
------   ------    ------   ------   ------   ------   ------   ------   ------    ------
29.29%   -9.64%    51.63%   28.30%   46.71%    4.75%   50.35%    9.82%   -3.35%     0.59%


            The Fund's year-to-date return as of 3/31/99 was -4.03%.

                    --------------------------------------
                    Best Quarter:     Q4 1992       42.16%
                    Worst Quarter:    Q3 1990      -29.05%

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/98

                            Past 1 Year      Past 5 Years       Past 10 Years
--------------------------------------------------------------------------------
PBHG Class                     0.59%            10.95%             18.82%
Russell 2000 Growth Index      1.23%            10.22%             11.54%

Note: The inception date of the Growth Fund was December 19, 1985.


                                                             PBHG GROWTH FUND  5

[LOGO] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 1999.

--------------------------------------------------------------------------------

  Fees and Expenses Table

  Shareholder Fees                                   None
--------------------------------------------------------------------------------
  Annual Fund Operating Expenses
  Management Fees                                    0.85%
  Distribution and/or Service (12b-1) Fees           None
  Other Expenses                                     0.47%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses                    1.32%
--------------------------------------------------------------------------------

[LOGO] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
Your Cost Over

                   1 Year           3 Years          5 Years           10 Years
--------------------------------------------------------------------------------
PBHG Class          $134             $418             $723              $1,590


6 PBHG GROWTH FUND

PBHG Emerging Growth Fund


[LOGO] GOAL

The Fund seeks to provide investors with long-term growth of capital.


[LOGO] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small sized companies. These companies generally have market capitalizations or annual revenues of up to $500 million. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong historical earnings growth and expected earnings higher than the U.S. market as a whole, as measured by the S&P 500(R) Index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

The Fund may use options and futures contracts for hedging and risk management.


[LOGO] MAIN INVESTMENT RISKS

The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes small sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price.

The Fund's use of options and futures contracts may reduce returns or increase volatility.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[LOGO] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 53.


                                                    PBHG EMERGING GROWTH FUND  7

[LOGO] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000 Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000 Index with greater-than-average growth orientation. The Russell 2000 Index is an unmanaged index that measures the performance of 2,000 small cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

                                   [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:

                           ---------------------------
                           Calendar Year Total Returns

           1994        1995        1996         1997        1998
          ------      ------      ------       ------      ------
          23.78%      48.45%      17.08%       -3.67%       3.00%

           The Fund's year-to-date return as of 3/31/99 was -13.95%.

                    --------------------------------------
                    Best Quarter:     Q4 1994       21.77%
                    Worst Quarter:    Q1 1997      -20.51%

--------------------------------------------------------------------------------

Average Annual Total Returns as of 12/31/98
                                                              Since Inception
                            Past 1 Year     Past 5 Years         (6/14/93)
--------------------------------------------------------------------------------
Emerging Growth Fund           3.00%           16.38%             20.62%
Russell 2000 Growth Index      1.23%           10.22%             11.42%*

* The since inception return for the Russell 2000 Growth Index was calculated as of June 1, 1993.


8 PBHG EMERGING GROWTH FUND

[LOGO] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 1999.

--------------------------------------------------------------------------------
Fees and Expenses Table

Shareholder Fees                                     None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
Management Fees                                      0.85%
Distribution and/or Service (12b-1) Fees             None
Other Expenses                                       0.49%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      1.34%
--------------------------------------------------------------------------------

[LOGO] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
Your Cost Over

1 Year            3 Years           5 Years          10 Years
--------------------------------------------------------------------------------
  $136             $425              $734             $1,613


                                                     PBHG EMERGING GROWTH FUND 9

PBHG Large Cap Growth Fund


[LOGO] GOAL

The Fund seeks to provide investors with long-term growth of capital.


[LOGO] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of large capitalization companies. These companies generally have market capitalizations over $1 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

The Fund also may use options and futures contracts for hedging and risk management.


[LOGO] MAIN INVESTMENT RISKS

The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes.

While the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price, the Fund's emphasis on large company securities may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

The Fund's use of options and futures contracts may reduce returns or increase volatility.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[LOGO] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 53.


10 PBHG LARGE CAP GROWTH FUND

[LOGO] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

                                   [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:

                           ---------------------------
                           Calendar Year Total Returns

                          1996         1997         1998
                         ------       ------       ------
                         23.40%       22.36%       30.42%

            The Fund's year-to-date return as of 3/31/99 was 4.15%.

                    --------------------------------------
                    Best Quarter:     Q2 1997       23.56%
                    Worst Quarter:    Q3 1998      -13.69%

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/98

                           Past 1 Year               Since Inception
                                                         (4/5/95)
--------------------------------------------------------------------------------
Large Cap Growth Fund        30.42%                      29.58%
S&P 500(R) Index             28.59%                      29.56%*

* The since inception return for the S&P 500(R) Index was calculated as of April 1, 1995.


                                                   PBHG LARGE CAP GROWTH FUND 11

[LOGO] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 1999.

--------------------------------------------------------------------------------
Fees and Expenses Table

Shareholder Fees                                     None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
Management Fees                                      0.75%
Distribution and/or Service (12b-1) Fees             None
Other Expenses                                       0.50%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      1.25%
--------------------------------------------------------------------------------

[LOGO] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
Your Cost Over

1 Year            3 Years           5 Years          10 Years
--------------------------------------------------------------------------------
 $127              $397              $686             $1,511


12 PBHG LARGE CAP GROWTH FUND

PBHG Select Equity Fund

[LOGO] GOAL

The Fund seeks to provide investors with long-term growth of capital.

[LOGO] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 65% of its total assets in growth securities, such as common stocks, of no more than 30 small, medium or large capitalization companies. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

The Fund may use options and futures contracts for hedging and risk management.

[LOGO] MAIN INVESTMENT RISKS

The Fund invests in a limited number of stocks in order to achieve a potentially greater investment return than a more widely diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a more widely diversified fund.

The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price. In addition, the Fund may emphasize small, medium or large sized growth companies. An investment in small or medium sized growth companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500(R) Index. However, the Fund may also emphasize large company securities which may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities.

The Fund's use of options and futures contracts may reduce returns or increase volatility.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[LOGO] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 53.


                                                      PBHG SELECT EQUITY FUND 13

[LOGO] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

                                   [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:

                           ---------------------------
                           Calendar Year Total Returns

                           1996        1997        1998
                          ------      ------      ------
                          27.99%       6.84%      19.02%

            The Fund's year-to-date return as of 3/31/99 was 4.09%.

                    --------------------------------------
                    Best Quarter:     Q2 1997       21.37%
                    Worst Quarter:    Q3 1998      -18.80%

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/98

                           Past 1 Year               Since Inception
                                                         (4/5/95)
--------------------------------------------------------------------------------
Select Equity Fund           19.02%                       28.81%
S&P 500(R) Index             28.59%                       29.56%*

* The since inception return for the S&P 500(R) Index was calculated as of April 1, 1995.


14 PBHG SELECT EQUITY FUND

[LOGO] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 1999.

--------------------------------------------------------------------------------

Fees and Expenses Table

Shareholder Fees                                     None
--------------------------------------------------------------------------------

Annual Fund Operating Expenses
Management Fees                                      0.85%
Distribution and/or Service (12b-1) Fees             None
Other Expenses                                       0.49%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      1.34%
--------------------------------------------------------------------------------

[LOGO] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
Your Cost Over

1 Year            3 Years           5 Years          10 Years
--------------------------------------------------------------------------------

  $136             $425              $734             $1,613


                                                   PBHG SELECT EQUITY FUND    15

PBHG Core Growth Fund

[LOGO] GOAL

The Fund seeks to provide investors with capital appreciation.

[LOGO] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 65% of its total assets in growth securities, such as common stocks, of small, medium or large capitalization companies. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

The Fund also may use options and futures contracts for hedging and risk management.


[LOGO] MAIN INVESTMENT RISKS

The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price. In addition, the fund may emphasize small, medium or large sized companies. An investment in small and medium sized companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500(R) Index. However, the Fund may also emphasize large company securities which may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

The Fund's use of options and futures contracts may reduce returns or increase volatility.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[LOGO] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 53.


16       PBHG CORE GROWTH FUND

[LOGO] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell Midcap Growth Index and the Russell 3000 Growth Index. The Russell Midcap Growth Index is a widely recognized, unmanaged index that measures the performance of the 800 smallest issuers in the Russell 1000 Index with greater-than-average growth characteristics. The Russell 1000 Index is an unmanaged index that measures the performance of 1,000 large cap companies. The Russell 3000 Growth Index is an unmanaged index comprised of those securities in the Russell 1000 and Russell 2000 Indexes with greater-than-avearage growth characteristics. The Russell 2000 index is an unmanaged index that measures the performance of 2,000 small cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

                                   [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:

                           ---------------------------
                           Calendar Year Total Returns

                           1996       1997        1998
                          ------     ------      ------
                          32.80%     -9.71%       7.42%

            The Fund's year-to-date return as of 3/31/99 was 9.16%.

                    --------------------------------------
                    Best Quarter:     Q4 1998       19.37%
                    Worst Quarter:    Q1 1997      -22.14%

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/98

                                                        Since Inception
                                  Past 1 Year             (12/29/95)
--------------------------------------------------------------------------------
Core Growth Fund                     7.42%                   8.79%
Russell Midcap Growth Index         17.87%                  19.28%*
Russell 3000 Growth Index(1)        24.14%                  25.84%*

* The since inception returns for the Russell Midcap Growth Index and Russell 3000 Growth Index were calculated as of 12/29/95.

(1) Going forward, the Fund will compare its performance with the Russell Midcap Index only, because this index more accurately reflects the all capitalization strategy of the Fund.


                                                        PBHG CORE GROWTH FUND 17

[LOGO] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 1999.

--------------------------------------------------------------------------------
Fees and Expenses Table

Shareholder Fees                                     None
--------------------------------------------------------------------------------

Annual Fund Operating Expenses
Management Fees                                      0.85%
Distribution and/or Service (12b-1) Fees             None
Other Expenses                                       0.60%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      1.45%



[LOGO] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
Your Cost Over

1 Year            3 Years           5 Years          10 Years
--------------------------------------------------------------------------------
 $148              $459              $792             $1,735


18 PBHG CORE GROWTH FUND

PBHG Limited Fund

This fund is currently offered only to existing shareholders. Existing shareholders may open new accounts, provided that any new account is registered in the same name or has the same social security or taxpayer identification number as the existing shareholder's account.

[LOGO] GOAL

The Fund seeks to provide investors with long-term capital appreciation.

[LOGO] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small sized companies. These companies generally have market capitalizations or annual revenues of up to $250 million. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong historical earnings growth and expected earnings higher than the U.S. market as a whole, as measured by the S&P 500(R) Index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

The Fund may use options and futures contracts for hedging and risk management.

[LOGO] MAIN INVESTMENT RISKS

The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes small sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price.

The Fund's use of options and futures contracts may reduce returns or increase volatility.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[LOGO] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 53.

                                                            PBHG LIMITED FUND 19

[LOGO] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000 Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000 Index with greater-than-average growth characteristics. The Russell 2000 Index is an unmanaged index that measures the performance of 2,000 small cap stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

                                   [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:

                           ---------------------------
                           Calendar Year Total Returns

                              1997         1998
                             ------       ------
                             16.07%       13.05%

           The Fund's year-to-date return as of 3/31/99 was -10.62%.

                    --------------------------------------
                    Best Quarter:     Q2 1997       26.08%
                    Worst Quarter:    Q1 1997      -18.03%

--------------------------------------------------------------------------------

Average Annual Total Returns as of 12/31/98
                                                     Since Inception
                              Past 1 Year               (6/28/96)
--------------------------------------------------------------------------------
Limited Fund                    13.05%                   16.09%
Russell 2000 Growth Index        1.23%                    5.25%


20 PBHG LIMITED FUND

[LOGO] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 1999.

--------------------------------------------------------------------------------
Fees and Expenses Table

Shareholder Fees                                     None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
Management Fees                                      1.00%
Distribution and/or Service (12b-1) Fees             None
Other Expenses                                       0.40%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      1.40%
--------------------------------------------------------------------------------



[LOGO] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
Your Cost Over

1 Year            3 Years           5 Years          10 Years
--------------------------------------------------------------------------------
 $143              $443              $766             $1,680


                                                            PBHG LIMITED FUND 21

PBHG Large Cap 20 Fund

[LOGO] GOAL

The Fund seeks to provide investors with long-term growth of capital.


[LOGO] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund, a non-diversified fund, will invest at least 65% of its total assets in growth securities, such as common stocks, of no more than 20 large capitalization companies. These companies generally have market capitalizations over $1 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

The Fund may use options and futures contracts for hedging and risk management.

[LOGO] MAIN INVESTMENT RISKS

The Fund is non-diversified which means as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a more diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a more widely diversified fund.

The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, company's individual situation, or industry changes.

While the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price, the Fund's emphasis on large company securities may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities.

The Fund's use of options and futures contracts may reduce returns or increase volatility.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.


[LOGO] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 53.


22 PBHG LARGE CAP 20 FUND

[LOGO] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P(R) 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

                                   [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:

                           ---------------------------
                           Calendar Year Total Returns

                               1997         1998
                              ------       ------
                              32.96%       67.83%

            The Fund's year-to-date return as of 3/31/99 was 11.11%.

                    ---------------------------------------
                    Best Quarter:     Q4 1998        31.43%
                    Worst Quarter:    Q1 1997        -5.90%

--------------------------------------------------------------------------------

Average Annual Total Returns as of 12/31/98

                                                     Since Inception
                           Past 1 Year                   (11/29/96)
--------------------------------------------------------------------------------
Large Cap 20 Fund            67.83%                       45.76%
S&P 500(R) Index             28.59%                       28.25%


                                                       PBHG LARGE CAP 20 FUND 23

[LOGO] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 1999.

--------------------------------------------------------------------------------
Fees and Expenses Table

Shareholder Fees                                     None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
Management Fees                                      0.85%
Distribution and/or Service (12b-1) Fees             None
Other Expenses                                       0.42%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      1.27%
--------------------------------------------------------------------------------

[LOGO] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------

Your Cost Over

1 Year            3 Years           5 Years          10 Years
--------------------------------------------------------------------------------
 $129              $403              $697             $1,534


24 PBHG LARGE CAP 20 FUND

PBHG New Opportunities Fund

This fund is currently offered only to the following investors: (1) subsequent investments by persons who were shareholders on or before November 12, 1999;
(b) new and subsequent investments made by certain clients and employees of Pilgrim Baxter and its affiliates; and (c) new and subsequent investments by certain pensions plans.

[LOGO] GOAL

The Fund seeks to provide investors with capital appreciation.

[LOGO] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of companies in economic sectors which the Adviser believes have above-average long-term growth potential. These companies generally have market capitalizations under $1 billion. The growth securities in the Fund are primarily common stocks. The sectors that the Adviser believes have above-average long-term growth potential will change as the economy changes. As a result, the Fund may or may not be invested in these or other sectors at any time. In addition, the Fund may emphasize one or more sectors. For example, the Fund may invest 100% of its total assets in one sector. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects. The Fund may use options and futures contracts for hedging and risk management.

[LOGO] MAIN INVESTMENT RISKS

The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund's emphasis on certain sectors of the economy may make the Fund's performance more susceptible to economic, political or regulatory developments in that sector. As a result, the Fund's net asset value may fluctuate more than other equity investments.

The Fund may emphasize companies with market capitalizations under $1 billion, so it may be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full long-term growth potential and may go down in price.

The Fund's use of options and futures contracts may reduce returns or increase volatility. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved. Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[LOGO] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 53.


                                                  PBHG NEW OPPORTUNITIES FUND 25

[LOGO] PERFORMANCE INFORMATION

Performance information for this Fund will be presented once the Fund has completed investment operations for a full calendar year.

[LOGO] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund did not commence investment operations until February 12, 1999, "Other Expenses" is based on estimated amounts the Fund expects to pay during the current fiscal year.

--------------------------------------------------------------------------------

Fees and Expenses Table

Shareholder Fees                                     None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
Management Fees                                     1.00%
Distribution and/or Service (12b-1) Fees             None
Other Expenses                                       0.59%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      1.59%
--------------------------------------------------------------------------------
Fee Waiver (and/or Expense Reimbursement)            0.09%
Net Expenses                                         1.50%*
--------------------------------------------------------------------------------

* This is the actual total fund operating expense you will pay as an investor in this Fund for the current fiscal year ending March 31, 2000. That's because Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.50%. You should know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses are less than 1.50%, the Fund's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.


26 PBHG NEW OPPORTUNITIES FUND

[LOGO] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------

Your Cost Over

                   1 Year                3 Years
--------------------------------------------------------------------------------
                    $153                  $493


                                                  PBHG NEW OPPORTUNITIES FUND 27

PBHG Large Cap Value Fund

[LOGO] GOAL

The Fund seeks to provide investors with long-term growth of capital and income. Current income is a secondary objective.

[LOGO] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in value securities, such as common stocks, issued by companies with large market capitalizations. These companies generally have market capitalizations greater than $1 billion. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

The Fund may use options and futures contracts for hedging and risk management.

[LOGO] MAIN INVESTMENT RISKS

The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes.

While the value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price, the Fund's emphasis on large company securities may limit some of the risk associated with value investing because large company securities tend to be less volatile than smaller company securities.

The Fund's use of options and futures contracts may reduce returns or increase volatility.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[LOGO] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 53.


28 PBHG LARGE CAP VALUE FUND

[LOGO]  PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500(R) Index and the Russell 1000 Value Index. The S&P 500(R) Index is a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. The Russell 1000 Value Index is an unmanaged index of those securities in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index that measures the performance of 1,000 large cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

                          ---------------------------
                          Calendar Year Total Returns


                                   [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:


            1997         1998
            ----         ----
           25.62%       34.74%

The Fund's year-to-date return as of 3/31/99 was 0.22%.

--------------------------------------------
Best Quarter:       Q4 1998         28.21%
Worst Quarter:      Q3 1998         -7.94%

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/98
                                                     Since Inception
                           Past 1 Year                   (12/31/96)
--------------------------------------------------------------------------------
Large Cap Value Fund           34.74%                       30.10%
S&P 500(R) Index               28.59%                       28.25%
Russell 1000 Value Index*      27.03%                       29.90%

* Going forward, the Fund will compare its performance with the S&P 500(R) Index only, because this index is more widely recognized as representing the large cap segment of the market.

                                                    PBHG LARGE CAP VALUE FUND 29

[LOGO]  FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 1999.


--------------------------------------------------------------------------------
Fees and Expenses Table

Shareholder Fees                                     None

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
Management Fees                                      0.65%
Distribution and/or Service (12b-1) Fees             None
Other Expenses                                       0.36%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      1.01%
--------------------------------------------------------------------------------


[LOGO]  EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------

Your Cost Over

1 Year            3 Years           5 Years          10 Years
--------------------------------------------------------------------------------
 $103              $322              $558             $1,236




30 PBHG LARGE CAP VALUE FUND

PBHG Mid-Cap Value Fund


[LOGO]  GOAL

The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

[LOGO]  MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the S&P Midcap 400 Index. Currently, the companies in the S&P Midcap 400 Index have market capitalizations between $200 million and $5 billion. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Fund's sector weightings are generally within 5% of the S&P Midcap 400's sector weightings. In addition, the Fund generally has a lower price-to-earnings ratio than the S&P Midcap 400 Index.

The Fund may use options and futures contracts for hedging and risk management.

[LOGO]  MAIN INVESTMENT RISKS

The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes value securities of medium sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price.

The Fund's use of options and futures contracts may reduce returns or increase volatility.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[LOGO] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 53.

                                                      PBHG MID-CAP VALUE FUND 31

[LOGO]  PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The performance table compares the Fund's performance over time to that of the S&P Midcap 400 Index, a widely recognized, unmanaged index that tracks the performance of 400 mid-cap stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.


                           ---------------------------
                           Calendar Year Total Returns



                                   [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:

               1998
               ----
              27.84%

The Fund's year-to-date return as of 3/31/99 was -3.52%.


--------------------------------------------
Best Quarter:     Q4 1998       30.07%
Worst Quarter:    Q3 1998      -12.52%


--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/98
                             Past 1 Year              Since Inception
                                                         (4/30/97)
--------------------------------------------------------------------------------
Mid-Cap Value Fund              27.84%                     42.56%
S&P Midcap 400 Index            19.06%                     30.36%


32 PBHG MID-CAP VALUE FUND

[LOGO]  FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 1999.

--------------------------------------------------------------------------------
Fees and Expenses Table

Shareholder Fees                                     None
--------------------------------------------------------------------------------

Annual Fund Operating Expenses
Management Fees                                      0.85%
Distribution and/or Service (12b-1) Fees             None
Other Expenses                                       0.48%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      1.33%
--------------------------------------------------------------------------------


[LOGO]  EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------

Your Cost Over

1 Year            3 Years           5 Years          10 Years
--------------------------------------------------------------------------------
 $135              $421              $729             $1,601



                                                      PBHG MID-CAP VALUE FUND 33

PBHG Small Cap Value Fund


[LOGO]  GOAL

The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

[LOGO]  MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the Russell 2000 Index. Currently, the companies in the Russell 2000 have market capitalizations between $100 million and $1.5 billion. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Fund's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Fund generally has lower price-to-earnings and price-to-book value ratios than the Russell 2000 Index.

The Fund also may use options and futures contracts for hedging and risk management.

[LOGO]  MAIN INVESTMENT RISKS

The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price.

The Fund's use of options and futures contracts may reduce returns or increase volatility. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[LOGO] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 53.

34  PBHG SMALL CAP VALUE FUND

[LOGO]  PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The performance table compares the Fund's performance over time to that of the Russell 2000 Index, a widely recognized, unmanaged index that tracks the performance of 2,000 small cap stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

                           ---------------------------
                           Calendar Year Total Return


                                   [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:

            1998
            ----
            1.13%

The Fund's year-to-date return as of 3/31/99 was -12.73%.

-------------------------------------------

Best Quarter:     Q4 1998       24.20%
Worst Quarter:    Q3 1998      -21.59%


--------------------------------------------------------------------------------

Average Annual Total Returns as of 12/31/98
                           Past 1 Year               Since Inception
                                                         (4/30/97)
--------------------------------------------------------------------------------
Small Cap Value Fund           1.13%                       25.94%
Russell 2000 Index            -2.56%                       14.54%


                                                   PBHG SMALL CAP VALUE FUND  35

[LOGO]  FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 1999.

--------------------------------------------------------------------------------
Fees and Expenses Table

Shareholder Fees                                     None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
Management Fees                                      1.00%
Distribution and/or Service (12b-1) Fees             None
Other Expenses                                       0.48%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      1.48%
--------------------------------------------------------------------------------


[LOGO]  EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------

Your Cost Over

1 Year            3 Years           5 Years          10 Years
--------------------------------------------------------------------------------
 $151               $468              $808            $1,768




36 PBHG SMALL CAP VALUE FUND

PBHG Focused Value Fund

[LOGO]  GOAL

The Fund seeks to provide investors with above-average total returns over a 3 to 5 year market cycle.

[LOGO]  MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund, a non-diversified fund, invests at least 65% of its total assets in value securities, such as common stocks of small, medium or large capitalization companies. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

The Fund also may use options and futures contracts for hedging and risk management.

[LOGO]  MAIN INVESTMENT RISKS

The Fund is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a more diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a more widely diversified fund.

The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price. In addition, the Fund may emphasize small, medium or large sized value companies. An investment in smaller and medium sized companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500(R) Index. However, the Fund may also emphasize large company securities which may limit some of the risks associated with value investing because large company securities tend to be less volatile than smaller company securities.

The Fund's use of options and futures contracts may reduce returns or increase volatility. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved. Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[LOGO] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 53.


                                                      PBHG FOCUSED VALUE FUND 37

[LOGO]  PERFORMANCE INFORMATION

Performance information for this Fund will be presented once the Fund has completed investment operations for a full calendar year.


[LOGO]  FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 1999.

--------------------------------------------------------------------------------
Fees and Expenses Table

Shareholder Fees                                     None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
Management Fees                                      0.85%
Distribution and/or Service (12b-1) Fees             None
Other Expenses                                       1.82%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      2.67%
--------------------------------------------------------------------------------
Fee Waiver (and/or Expense Reimbursement)            1.17%
Net Expenses                                         1.50%*
--------------------------------------------------------------------------------

* This is the actual total fund operating expense you will pay as an investor in this Fund for the fiscal year ending March 31, 2000. That's because Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.50%. You should know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses are less than 1.50%, the Fund's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

38 PBHG FOCUSED VALUE FUND

[LOGO]  EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------
Your Cost Over

                   1 Year                3 Years
--------------------------------------------------------------------------------
                    $153                  $718


                                                      PBHG FOCUSED VALUE FUND 39

PBHG International Fund

[LOGO]  GOAL

The Fund seeks to provide investors with long-term capital appreciation.

[LOGO]  MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in foreign equity securities of companies in at least three countries other than the United States. Currently, the Fund principally focuses its investments in those countries represented in the Morgan Stanley Capital International Europe Australia and Far East Index. Nonetheless, more than 25% of the Fund's total assets may be invested in companies whose principal activities are in specific countries or geographic regions, including countries generally considered to be an emerging or developing country by the international finance community. The Fund may sell a security for a variety of reasons, such as to invest in another company or country offering superior investment opportunities.

The Fund also may use options and futures contracts for hedging and risk management.


[LOGO]  MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for foreign equity securities and companies with smaller market capitalizations. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Companies with smaller market capitalizations tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The foreign equity securities in the Fund may never reach what Murray Johnstone believes are their full capital appreciation potential and may go down in price.

Investments in emerging or developing countries may be subject to extreme volatility because, in general, these countries economies are less well developed, their political structures are less stable and their financial markets are less liquid than more developed nations.

The Fund's use of options and futures contracts may reduce returns or increase volatility. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[LOGO] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 53.

40  PBHG INTERNATIONAL FUND

[LOGO]  PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Morgan Stanley Capital International Europe Australia and Far East Index (MSCI EAFE) and the FT S&P World Index Non-U.S., in U.S. Dollars (FT S&P). The MSCI EAFE is a widely recognized, unmanaged index that tracks the performance of 60% of the publicly traded companies in Europe, Australia and the Far East. The FT S&P is an unmanaged index that consists of the larger international companies which have been selected based on market capitalization and ability to be purchased by international investors. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

                           ---------------------------
                           Calendar Year Total Returns


                                   [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:

            1995        1996        1997         1998
            ----        ----        ----         ----
            2.05%      12.66%       3.48%       12.74%

The Fund's year-to-date return as of 3/31/99 was 2.56%.

--------------------------------------------
Best Quarter:     Q4 1998       15.36%
Worst Quarter:    Q3 1998      -12.24%

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/98
                           Past 1 Year               Since Inception
                                                         (6/5/94)
----------------------------------------------------------------------------
International Fund           12.74%                        6.18%
MSCI EAFE Index              20.00%                        8.40%*
FT S&P Index(1)              16.18%                        7.22%*

* The since inception returns for the MSCI EAFE and FT S&P were calculated as of June 1, 1994.

(1) Going forward, the Fund will compare its performance with the MSCI EAFE Index only, because this index more accurately reflects the Funds investment focus on those companies in countries that make up the MSCI EAFE Index.

                                                      PBHG INTERNATIONAL FUND 41

[LOGO]  FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 1999.

--------------------------------------------------------------------------------
Fees and Expenses Table

Shareholder Fees                                     None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
Management Fees                                      1.00%
Distribution and/or Service (12b-1) Fees             None
Other Expenses                                       0.97%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      1.97%
--------------------------------------------------------------------------------


[LOGO]  EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------
Your Cost Over

1 Year            3 Years           5 Years          10 Years
--------------------------------------------------------------------------------
 $200              $618              $1,062           $2,296




42  PBHG INTERNATIONAL FUND

PBHG Cash Reserves Fund

[LOGO]  GOAL

The Fund seeks to provide investors with current income while preserving principal and maintaining liquidity.


[LOGO]  MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests exclusively in short-term U.S. dollar-denominated debt obligations of U.S. or foreign issuers. These obligations must be rated in one of the two highest rating categories by any two nationally recognized rating organizations or unrated securities that Pilgrim Baxter or Wellington Management determines are of comparable quality. The Fund's holdings are primarily U.S. money market instruments, such as CDs, commercial paper and corporate obligations, that Pilgrim Baxter and Wellington Management believe offer the most attractive income potential without undue risk. The Fund may sell a security for a variety of reasons, such as to respond to a change in an issuer's financial condition.


[LOGO]  MAIN INVESTMENT RISKS

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

The price of the money market instruments in the Fund will fluctuate. These price movements may occur because of, among other things, changes in the financial markets or the issuer's individual financial situation. These risks are greater for foreign money market instruments. Investments in foreign money market instruments involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

Although the Fund strives to maintain a consistent share price and to achieve its goal, it cannot guarantee that the constant share price or goal will be achieved.

[LOGO] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 53.

                                                      PBHG CASH RESERVES FUND 43

[LOGO]  PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Lipper Money Market Funds Average, a widely recognized, composite of money market funds that invest in the highest credit quality short-term money market instruments. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

                           Calendar Year Total Returns
                           ---------------------------


                                   [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:

             1996        1997        1998
             ----        ----        ----
             4.91%       5.08%       5.00%

The Fund's year-to-date return as of 3/31/99 was 1.09%.

----------------------------------------------
Best Quarter:     Q4 1997       1.28%
Worst Quarter:    Q2 1996       1.18%


--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/98
                           Past 1 Year               Since Inception
                                                         (4/4/95)
--------------------------------------------------------------------------------
Cash Reserves Fund              5.00%                      5.07%
Lipper Money Market Funds
Average                         4.84%                      4.99%*

* The since inception return for the Lipper Money Market Funds Average was calculated as of April 1, 1995.

To obtain information about the Fund's yield, call 1-800-433-0051.

44 PBHG CASH RESERVES FUND

[LOGO]  FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 1999.


--------------------------------------------------------------------------------
Fees and Expenses Table

Shareholder Fees                                     None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
Management Fees                                      0.30%
Distribution and/or Service (12b-1) Fees             None
Other Expenses                                       0.40%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      0.70%
--------------------------------------------------------------------------------


[LOGO]  EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------
Your Cost Over

1 Year            3 Years           5 Years          10 Years
--------------------------------------------------------------------------------
  $72               $224              $390             $871



                                                      PBHG CASH RESERVES FUND 45

PBHG Technology & Communications Fund

[LOGO]  GOAL

The Fund seeks to provide investors with long-term growth of capital. Current income is incidental to the Fund's goal.

[LOGO]  MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund, a non-diversified fund, will invest at least 65% of its total assets in common stocks of companies doing business in the technology or communications sectors of the market. In addition, the Fund is concentrated which means it will invest 25% or more of its total assets in one or more of the industries within these sectors. These industries may include computer software and hardware, network and cable broadcasting, semi-conductors, defense and data storage and retrieval, and biotechnology. The Fund invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Fund's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

The Fund may use options and futures contracts for hedging and risk management.

[LOGO]  MAIN INVESTMENT RISKS
The Fund is a non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a more diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its share to fluctuate in value more than it would in a more widely diversified fund.

The Fund is concentrated which means, compared to a non-concentrated fund, it invests a higher percentage of its assets in specific industries within the technology and communications sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on the Fund's net asset value and will cause its share to fluctuate more that if the Fund did not concentrate its investments.

The value of your investment in the Fund will go up and down, which means you could lose money.

46 PBHG TECHNOLOGY & COMMUNICATIONS FUND

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

The Fund's use of options and futures contracts may reduce returns or increase volatility.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[LOGO] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 53.

                                        PBHG TECHNOLOGY & COMMUNICATIONS FUND 47

[LOGO]  PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Soundview Technology Index and the Pacific Stock Exchange High Technology Index. The Soundview Technology Index is a widely recognized, unmanaged index that measures the performance of 100 major technology stocks, as chosen by Soundview Financial Group. The Pacific Stock Exchange High Technology Index is a price-weighted index of the top 100 U.S. technology stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

                           Calendar Year Total Returns
                           ---------------------------


                                   [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:

               1996         1997         1998
               ----         ----         ----
              54.42%        3.32%       26.00%


The Fund's year-to-date return as of 3/31/99 was 28.62%.


-----------------------------------------------
Best Quarter:     Q4 1998       29.60%
Worst Quarter:    Q4 1997      -17.42%


--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/98

                                                          Since Inception
                                             Past 1 Year      (10/2/95)
--------------------------------------------------------------------------------
Technology & Communications Fund                26.00%          29.72%
Soundview Technology Index                      42.33%          26.63%
Pacific Stock Exchange High Technology Index*   54.61%          27.56%

* Going forward, the Fund will compare its performance with the Soundview Technology Index only, as this index more accurately reflects the all capitalization strategy in the Fund.


48   PBHG TECHNOLOGY & COMMUNICATIONS FUND

[LOGO]  FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 1999.


--------------------------------------------------------------------------------
Fees and Expenses Table

Shareholder Fees                                     None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
Management Fees                                      0.85%
Distribution and/or Service (12b-1) Fees             None
Other Expenses                                       0.49%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      1.34%
--------------------------------------------------------------------------------


[LOGO]  EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------
Your Cost Over

1 Year            3 Years           5 Years          10 Years
--------------------------------------------------------------------------------
 $136              $425              $734             $1,613



                                        PBHG TECHNOLOGY & COMMUNICATIONS FUND 49

PBHG Strategic Small Company Fund

[LOGO]  GOAL

The Fund seeks to provide investors with growth of capital.


[LOGO]  MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in growth and value securities, such as common stocks, of small sized companies. These companies generally have market capitalizations or annual revenues of up to $750 million. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong earnings growth and capital appreciation potential. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios. Pilgrim Baxter and Value Investors strategically adjust the mix of growth and value securities in the Fund, depending upon economic and market conditions. As a result, at times the Fund may be more heavily invested in growth securities and at other times the Fund may be more heavily invested in value securities. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of growth and value in managing this Fund.

The Fund also may use options and futures contracts for hedging and risk management.


[LOGO]  MAIN INVESTMENT RISKS

The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes growth and value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth and value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full potential worth and may go down in price.

The Fund's use of options and futures contracts may reduce returns or increase volatility. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[LOGO] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 53.


50  PBHG STRATEGIC SMALL COMPANY FUND

[LOGO]  PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000 Index and Russell 2000 Growth Index. The Russell 2000 Index is a widely recognized, unmanaged index that tracks the performance of 2000 small cap stocks. The Russell 2000 Growth Index is an unmanaged index that measures the performance of those securities in the Russell 2000 Index with greater than average growth orientation. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

                           Calendar Year Total Returns
                           ---------------------------


                                   [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:

              1997        1998
              ----        ----
             25.67%       2.13%

The Fund's year-to-date return as of 3/31/99 was -7.62%.

-----------------------------------------
Best Quarter:     Q4 1998       28.30%
Worst Quarter:    Q3 1998      -23.48%


--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/98

                                                              Since Inception
                                            Past 1 Year           (12/31/96)
--------------------------------------------------------------------------------
Strategic Small Company Fund                    2.13%               13.29%
Russell 2000 Index                             -2.56%                9.19%
Russell 2000 Growth Index*                      1.23%                6.93%

* Going forward, the Fund will compare its performance with the Russell 2000 Index only, because this index more accurately reflects the Funds investment strategy to invest in both Growth and Value securities.


                                            PBHG STRATEGIC SMALL COMPANY FUND 51

[LOGO]  FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 1999.

--------------------------------------------------------------------------------
Fees and Expenses Table

Shareholder Fees                                     None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
Management Fees                                      1.00%
Distribution and/or Service (12b-1) Fees             None
Other Expenses                                       0.54%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      1.54%
--------------------------------------------------------------------------------
Fee Waiver (and/or Expense Reimbursement             0.04%
Net Expenses                                         1.50%*
--------------------------------------------------------------------------------

* This is the actual total fund operating expense you will pay as an investor in this Fund for the current fiscal year ending March 31, 2000. That's because Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.50%. You should know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses are less than 1.50%, the Fund's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

[LOGO]  EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------

Your Cost Over

1 Year            3 Years           5 Years          10 Years
--------------------------------------------------------------------------------
 $153              $483              $836             $1,831



52 PBHG STRATEGIC SMALL COMPANY FUND

                                                        More About the Funds


[LOGO]  RISKS AND RETURNS


This section takes a closer look at the investment strategies that make up each Fund's risk and return characteristics.

In addition to the main investment strategies described in the Fund Summaries section of this Prospectus, each Fund may make other types of investments that have different risk/return characteristics. These investments, the Funds' main investment strategies and their risk/return characteristics are described in the table set forth on the following pages. From time to time, a Fund may make investments and pursue strategies different from those described in this Prospectus. Those investments and strategies are described in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

Each Fund may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments for temporary defensive purposes, to maintain liquidity or when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of equity securities, like stocks. In addition, while these investments are generally designed to limit a Fund's losses, they can prevent a Fund from achieving its investment goal.

Each Fund is actively managed, which means a Fund's manager may frequently buy and sell securities. Frequent trading increases a Fund's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Fund's performance. In addition, the sale of Fund securities may generate capital gains which, when distributed, may be taxable to you.

--------------------------------------------------------------------------------
SECURITIES

Shares representing ownership in a corporation. Each Fund (except the Cash Reserves Fund) may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

Potential Risks
--------------------------------------------------------------------------------
Security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

Security prices may fall because of factors affecting companies in a number of industries, such as production costs.

Security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------
Pilgrim Baxter, Value Investors and Murray Johnstone maintain a long-term investment approach and focus on securities they believe can appreciate over an extended time frame, regardless of interim fluctuations.

Under normal circumstances, each Fund (except the Cash Reserves Fund) intends to remain fully invested, with at least 65% of its total assets in securities.

Pilgrim Baxter, Value Investors and Murray Johnstone focus their active management on securities selection, the area they believe their commitment to fundamental research can most enhance a Fund's performance.

Potential Returns
--------------------------------------------------------------------------------
Securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

--------------------------------------------------------------------------------
GROWTH SECURITIES

Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

Potential Risks
--------------------------------------------------------------------------------
See Securities

Growth securities may be more sensitive to earnings changes than other securities because they typically trade at higher earnings multiples.

The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

Potential Returns
--------------------------------------------------------------------------------
See Securities

Growth securities may appreciate faster than non-growth securities.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------
See Securities

In managing a Fund, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is earnings growth. Pilgrim Baxter's investment process is extremely focused on earnings growth.

Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer superior appreciation prospects or the risk of a decline in its market price is too great.

--------------------------------------------------------------------------------
VALUE SECURITIES

Securities that Value Investors believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratio, earnings power, dividend income potential, and competitive advantages.

Potential Risks
--------------------------------------------------------------------------------
See securities.

Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. The value securities in the Fund may never reach what Value Investors believes are their full value and may even go down in price.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------
See securities.

In managing a Fund, Value Investors uses its own research, computer models and measures of value. Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations.

Potential Returns
--------------------------------------------------------------------------------
See securities.

Value securities may produce significant capital appreciation as the market recognizes their full value.

--------------------------------------------------------------------------------
FOREIGN EQUITY SECURITIES

Securities of foreign issuers, including ADRs. ADRs are certificates issued by a U.S. bank that represent a stated number of shares of a foreign corporation that the bank holds in its vault. An ADR is bought and sold in the same manner as U.S. securities.

Potential Risks
--------------------------------------------------------------------------------
Foreign security prices may fall due to political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards.

These risks tend to be greater in emerging markets. As a result, the International Fund's investments in emerging markets may be considered speculative.

Foreign issuers may be less prepared than U.S. companies to handle Year 2000-related computer problems.

Potential Returns
--------------------------------------------------------------------------------
Favorable exchange rate movements could generate gains or reduce losses.

Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------
In managing the International Fund, Murray Johnstone uses its own software and research models. Murray Johnstone seeks to invest in companies with strong growth potential in those countries with the best investment opportunities.

Murray Johnstone considers selling a security when another company or country offer superior investment opportunities, the risk associated with a particular currency becomes too great or the security falls short of Murray Johnstone's expectations.

Every other Fund does not invest in emerging markets and limits the amount of total assets it invests in foreign securities as follows: Growth, Emerging Growth, Large Cap Growth, Select Equity, Limited, Large Cap 20, New Opportunities, Technology & Communications: 10% and Core Growth, Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value, Strategic Small Company:
15%. ADRs are not included in these limits.

--------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS

High quality, short-term U.S. and foreign debt instruments denominated in U.S. dollars, including bank obligations (such as CDs, time deposits, bankers' acceptances, and banknotes) commercial paper, corporate obligations (including asset backed securities) government obligations (such as U.S. Treasury, agency or foreign government securities) short-term obligations issued by state and local governments and repurchase agreements.

Potential Risks
--------------------------------------------------------------------------------
Money market instrument prices fluctuate over time.

Money market instrument prices may fall as a result of factors that relate to the issuer, such as a rating downgrade.

Money market instrument prices may fall because of changes in the financial markets, such as interest rate changes.

The money market instruments in the Cash Reserve Fund may never reach what Pilgrim Baxter and Wellington Management believe are their full income potential.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------
The Cash Reserves Fund follows strict SEC rules about credit risk, maturity and diversification of its investments.

Potential Returns
--------------------------------------------------------------------------------
Money market instruments have greater short-term liquidity, capital preservation and income potential than longer-term investments such as stocks.

--------------------------------------------------------------------------------
SMALL AND MEDIUM SIZED COMPANY SECURITIES

Potential Risks
--------------------------------------------------------------------------------
Smaller company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

Potential Returns
--------------------------------------------------------------------------------
Smaller company securities may appreciate faster than those of larger, more established companies for many reasons. For example, smaller companies tend to have younger product lines whose distribution and revenues are still maturing.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------
See securities/growth securities/value securities.

Pilgrim Baxter and Value Investors focus on smaller companies with strong balance sheets that they expect to exceed consensus earnings expectations.

--------------------------------------------------------------------------------
FUTURES AND OPTIONS

A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option contract is the right to buy or sell a set quantity of an underlying instrument at a pre-determined price. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

Potential Risks
--------------------------------------------------------------------------------
A futures or option contract used to hedge the Fund or special securities may not fully offset the underlying position.

A futures or option contract used for risk management may not have the intended effects and may result in losses or missed investment opportunities.

The counterparty to a futures or option contract could default.

Potential Returns
--------------------------------------------------------------------------------
A futures or option contract that correlates well with the underlying position can reduce or eliminate losses at low cost.

A Fund could make money and protect against losses if Pilgrim Baxter's, Value Investors' or Murray Johnstone's analysis proves correct.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------
Each Fund may use futures and options contracts for hedging and risk management, i.e., to establish or adjust exposure to particular securities, markets or currencies; to manage a Fund's exposure relative to its benchmark.

Each Fund's aggregate initial margin deposit to establish a futures contract may not exceed 5% of its net assets. In addition, the total market value of each funds futures contracts may not exceed 50% of the Fund's net assets (except not exceeding 20% of net assets with respect to the International Fund.)

Each Fund may not invest more than 10% of its net assets in options (except the Cash Reserves Fund, which may not invest in options.)

The International Fund generally will not hedge its currency exposure because currency considerations are an integral part of Murray Johnstone's investment process. However, the Fund may use forward foreign currency contracts to hedge exchange rates, a particular security or position.

A Fund only establishes hedges that it expects will be highly correlated with underlying securities positions.

No Fund considers using futures or options contracts unless it would be cost-effective.

Each Fund maintains assets sufficient to meet its obligations under the contract in a segregated margin account with a custodian bank.

--------------------------------------------------------------------------------
WHEN ISSUED AND DELAYED SECURITIES

Securities subject to settlement on a future date

Potential Risks
--------------------------------------------------------------------------------
When a Fund buys these securities, it could be exposed to leverage risk if it does not use segregated accounts.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------
Only the Small Cap Value, Mid-Cap Value and Large Cap Value Funds are permitted to invest in these securities. These Funds use segregated accounts to offset leverage risk.

Potential Returns
--------------------------------------------------------------------------------
A Fund can take advantage of attractive investment opportunities.


TECHNOLOGY OR COMMUNICATIONS COMPANY SECURITIES

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

Potential Risks
--------------------------------------------------------------------------------
Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

Potential Returns
--------------------------------------------------------------------------------
Technology or communications company securities offer investors significant growth potential because they may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------
Except for the Technology & Communications Fund, each Fund seeks to strike a balance among the industries in which it invests so that no one industry dominates the Fund's investments.

--------------------------------------------------------------------------------
OTC SECURITIES

Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

Potential Risks
--------------------------------------------------------------------------------
OTC securities are not traded as often as securities listed on an exchange. So, if the Fund were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

Potential Returns
--------------------------------------------------------------------------------
Increases the number of potential investments for a Fund.

OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------
Pilgrim Baxter, Value Investors and Murray Johnstone use a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Fund's performance.

--------------------------------------------------------------------------------
ILLIQUID SECURITIES

Securities that do not have a ready market and cannot be easily sold, if at all, at approximately the price that the Fund has valued them.

Potential Risks
--------------------------------------------------------------------------------
A Fund may have difficulty valuing these securities precisely.

A Fund may be unable to sell these securities at the time or price it desires.


Potential Returns
--------------------------------------------------------------------------------
Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------
The Cash Reserves Fund may not invest more than 10% of its net assets in illiquid securities.

Every other Fund may not invest more than 15% of its net assets in illiquid securities.

--------------------------------------------------------------------------------
RESTRICTED SECURITIES

Privately placed securities whose resale is restricted under securities law.

Potential Risks
--------------------------------------------------------------------------------
Restricted securities may be difficult to value because market quotations may not be readily available.

Because of the restrictions in resale of these securities, a Fund may not be able to find a qualified buyer or may not be able to sell these securities at the time or price it desires.

Potential Returns
--------------------------------------------------------------------------------
Restricted securities may offer more attractive yields or potential growth than comparable widely traded securities.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------
Each Fund limits the amount of total assets it invests in restricted securities as follows: Large Cap Growth, Select Equity, Core Growth, Limited, Large Cap 20, New Opportunities, International, Cash Reserves, Technology & Communications:
10% and Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value, Strategic Small Company: 15%. The Growth and Emerging Growth Funds are not currently permitted to invest in restricted securities.

The Investment Adviser & Subadvisers

[LOGO]  THE INVESTMENT ADVISOR

Pilgrim Baxter & Associates, Ltd., 825 Duportail Road, Wayne, PA 19087, is the investment advisor for each Fund. Founded in 1982, Pilgrim Baxter currently manages approximately $11 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on earnings growth.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects or the risk of a decline in its market price is too great.

As investment adviser, Pilgrim Baxter makes investment decisions for the Growth, Emerging Growth, Large Cap Growth, Select Equity, Core Growth, Limited, Large Cap 20, New Opportunities and Technology & Communications Funds, and for the growth portion of the Strategic Small Company Fund. Pilgrim Baxter oversees the investment decisions made by Value Investors as sub-adviser for the Large Cap Value, Mid-Cap Value, Small Cap Value and Focused Value Funds, and for the value portion of the Strategic Small Company Fund, Murray Johnstone as sub-adviser for the International Fund and Wellington Management as sub-adviser for the Cash Reserves Funds. The Funds' Board of Directors supervises Pilgrim Baxter and the sub-advisers and establishes policies that Pilgrim Baxter and the sub-advisers must follow in their day-to-day investment management activities.

Investment process
--------------------------------------------------------------------------------
Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process, it is able to construct a portfolio of investments with strong growth characteristics.

[LOGO]  THE SUB-ADVISERS

Pilgrim Baxter Value Investors, Inc., 825 Duportail Road, Wayne, PA 19087, is a wholly-owned subsidiary of Pilgrim Baxter. Founded in 1940, Value Investors currently manages $1.5 billion for pension and profit sharing plans, charitable institutions, trusts, estates and other investment companies.

Value Investors' investment process, like that of Pilgrim Baxter, is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Small Cap Value, Mid-Cap Value, Large Cap Value and Focused Value Funds and the value portion of the Strategic Small Company Fund, Value Investors first creates a universe of more than 8,000 companies whose current share price seems lower than the current or future worth. Then, using its own computer models and measures of value, Value Investors creates a sub-universe of statistically attractive value companies. Value Investors considers factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Value Investors identifies those companies which are currently out of market favor but have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value.

Value Investors' decision to sell a security depends on many factors. Generally speaking, however, Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations.

Murray Johnstone International Limited, 11 West Nile Street, Glasgow, Scotland is a U.S. registered investment adviser. Founded in 1989, Murray Johnstone currently manages $6 billion for institutional clients worldwide.

The investment process of Murray Johnstone, like that of Pilgrim Baxter, is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the International Fund, Murray Johnstone uses twenty factors, like currency considerations, to score and rank a universe of countries and geographic regions according to investment potential. Then, using its own fundamental research, Murray Johnstone identifies individual companies with superior growth records and expectations, sound balance sheets and high cash flow generation. Each company's investment value is evaluated based on factors like relative price performance, upward earnings estimate revisions, improving balance sheets and strength of management. Murray Johnstone's decision to sell a security depends on many factors. Generally speaking, however, Murray Johnstone considers selling a security when another company or country offers superior investment opportunities, the risk associated with a particular currency becomes too great, or the security falls short of Murray Johnstone's expectations.

Wellington Management Company, LLP, 75 State Street, Boston, MA is the sub-adviser for the PBHG Cash Reserves Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of April 30, 1999, Wellington Management held discretionary management authority with respect to more than $221 billion of assets.

In managing the PBHG Cash Reserves Fund, Wellington Management uses a top-down strategy and bottom-up security selection, to seek securities with an acceptable maturity, that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Wellington Management also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The purchase of single rated or unrated securities by Pilgrim Baxter or Wellington Management is subject to the approval or ratification by the Fund's Board of Directors.

For the fiscal year ended March 31, 1999, Pilgrim Baxter waived a portion of its fee so that the effective management fee paid by each Fund was as follows:

Growth Fund                0.85%
Emerging Growth Fund       0.85%
Large Cap Growth Fund      0.75%
Select Equity Fund         0.85%
Core Growth Fund           0.85%
Limited Fund               1.00%
Large Cap 20 Fund          0.85%
New Opportunities Fund     0.91%

Large Cap Value Fund                0.65%
Mid-Cap Value Fund                  0.85%
Small Cap Value Fund                1.00%
Focused Value Fund                  0.00%
International Fund                  1.00%
Cash Reserves Fund                  0.30%
Technology & Communications
Fund                                0.85%
Strategic Small Company Fund        0.96%

The New Opportunities and Focused Value Funds did not begin investment operations until February 12, 1999. As investment adviser to this Fund, Pilgrim Baxter is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% of the New Opportunities Fund's and 0.85% of the Focused Value Fund's average daily net assets.

Each sub-adviser is entitled to receive a fee from Pilgrim Baxter equal to a percentage of the daily net assets of each of these Portfolios.

Growth Fund              Gary L. Pilgrim, CFA has managed the Growth Fund since
                         its inception in 1985. He is the Chief Investment
                         Officer and President of Pilgrim Baxter and has been a growth stock manager for over 30 years.

Large Cap Growth         Michael S. Sutton, CFA, has managed the Large Cap
Fund/Large Cap           Growth and Large Cap 20 Funds since November, 1999.
20 Fund                  Mr. Sutton joined Pilgrim Baxter in October 1999 from
                         Loomis, Sayles & Co., where he worked for seven years as a portfolio manager of several large cap growth portfolios. Prior to that, Mr. Sutton as a large cap growth portfolio manager with Stein, Roe & Farnham.

New Opportunities Fund/  These Funds are managed by a team of investment
Select Equity Fund       professionals led by Gary L. Pilgrim. Mr. Pilgrim's
                         experience is discussed under the Growth Fund.

Limited Fund/            Erin Piner has managed the Limited Fund since October,
Emerging Growth Fund     1998. She has managed the Emerging Growth Fund since
                         January 2000. Ms. Piner joined Pilgrim Baxter in 1995 as an equity analyst. Prior to joining Pilgrim Baxter, Ms. Piner worked for four years in the client services group of PaineWebber, Inc.

Small Cap Value Fund/    Jerome J. Heppelmann, CFA, has managed the Small Cap
Mid-Cap Value Fund/      Value, Mid-Cap Value, and Focused Value Funds since
Focused Value Fund       June, 1999. He joined Pilgrim Baxter in 1994 as a Vice
                         President of Marketing/Client Service and since 1997 has been a member of Value Investors Equity team. Prior to joining Pilgrim Baxter, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments.

Large Cap Value Fund     Ray McCaffrey, CFA, has managed the Large Cap Value
                         Fund since June, 1999. He joined Value Investors as a portfolio manager and analyst in 1997. Prior to joining
                         Value Investors, Mr. McCaffrey worked for 2 years as a portfolio manager and analyst at Pitcairn Trust
                         Company. His 10 years of investment experience also include positions at Cypress Capital Management, Independence Capital Management and Fidelity Bank.

International Fund       Andrew V. Preston has managed this Fund since April,
                         1999. He co-managed this Fund from July, 1995 through
                         April, 1999. Mr. Preston joined Murray Johnstone
                         International Limited in 1985 and has served as a portfolio manager and director since 1993.

Technology &             Jeffrey Wrona, CFA has managed the Technology &
Communications Fund/     Communications Fund since May, 1999. He co-managed this
Core Growth Fund         Fund from May, 1998 through May, 1999. Mr. Wrona has
                         managed the Core Growth Fund since May, 1999. Mr. Wrona joined Pilgrim Baxter in 1997 after seven years as a senior portfolio manager with Munder Capital Management and today manages several other funds at Pilgrim
                         Baxter.

Strategic Small          James M. Smith, CFA has co-managed this Fund since its
Company Fund             inception in 1996. He manages the growth portion of
                         this Fund. Mr. Smith joined Pilgrim Baxter in 1993 as a portfolio manager and has over 20 years of equity portfolio management experience. Mr. Heppelmann manages the value portion of this Fund. His experience is discussed under the Small Cap Value, Mid-Cap Value and
                         Focused Value Funds. Mr. Heppelmann has co-managed this fund since June, 1999.

Cash Reserves Fund       John C. Keogh has managed this Fund since its inception
                         in 1995. Mr. Keogh joined Wellington Management in 1983 as an assistant portfolio manager and has served as a portfolio manager since 1990.

                                                                 Your Investment
[LOGO]  YEAR 2000

A Fund could be adversely affected if the computer systems used by Pilgrim Baxter, the Fund's sub-advisers or the Fund's other service providers do not properly process and calculate date-related information relating to the Year 2000. While year 2000-related computer problems could have a negative effect on a Fund, both in its operations and in its investments, The PBHG Funds, Inc. is working with Pilgrim Baxter, the Funds' sub-advisers and the Funds' other service providers to avoid such problems. Testing of year 2000-related computer problems on the Funds' mission-critical systems should be completed by summer, 1999. The Funds do not expect to incur any material costs related to their year 2000 initiatives. No assurances, though, can be provided that a Fund will not be adversely impacted by year 2000-related computer problems.

[LOGO]  PRICING FUND SHARES

Cash Reserves Fund shares are priced at 2:00 p.m. Eastern time on each day the New York Stock Exchange is open. Cash Reserves Fund shares are not priced on days that the New York Stock Exchange is closed. The Cash Reserves Fund prices its investments at amortized cost, which approximates market value.

Each other Fund prices its investments for which market quotations are readily available at market value. Short-term investments are priced at amortized cost, which approximates market value. All other investments are priced at fair value as determined in good faith by the Fund's Board of Directors. If a Fund holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Fund's shares may change on days when its shares are not available for purchase or sale.

Net Asset Value (NAV)
--------------------------------------------------------------------------------
The price of a Fund's shares is based on that Fund's net asset value (NAV). A Fund's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Fund shares are priced every day at the close of regular trading on the New York Stock Exchange. Fund shares are not priced on days that the New York Stock Exchange is closed.

[LOGO]  BUYING SHARES

You may purchase shares of each fund directly through the Fund's transfer agent. The price per share you will pay to invest in a Fund is its net asset value per share (NAV) next calculated after the transfer agent or other authorized representative accepts your order. Except for the Cash Reserves Fund, each Fund's NAV is calculated at the close of trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time, each day the exchange is open for business. Each Fund's assets are generally valued at their market price. However, if a market price is unavailable or if the assets have been affected by events occurring after the close of trading, the Fund's board of directors may use another method that it believes reflects fair value. The Cash Reserves Fund uses the amortized cost method to value its securities and generally calculates its NAV at 2:00 p.m. Eastern time each day the New York Stock Exchange is open.

You may also purchase shares of each Fund through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Funds. Such financial institutions may charge you a fee for this service in addition to the Fund's NAV.

--------------------------------------------------------------------------------
Minimum Investments

                                 Initial     Additional
--------------------------------------------------------------------------------
Regular accounts

   New Opportunities Fund        $10,000     no minimum

   Limited Fund(1)               $ 5,000     no minimum

   Strategic Small Company
     Fund                        $ 5,000     no minimum

   Each Other Fund               $ 2,500     no minimum

   Uniform Gifts/Transfer
     to Minor Accounts           $   500     no minimum

Traditional IRAs                 $ 2,000     no minimum

Roth IRAs                        $ 2,000     no minimum

Educational IRAs                 $   500     no minimum

Systematic Investment Plans(2)   $   500        $25
   (SIP)

(1) The Limited Fund is currently closed to new investors

(2) Provided a SIP is established, the minimum initial investment for each Fund is $500 along with a monthly systematic investment of $25 or more.

Concepts to understand
--------------------------------------------------------------------------------

Traditional IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Spousal IRA: an IRA funded by a working spouse in the name of a nonworking spouse.

Roth IRA: an IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

Education IRA: an IRA with nondeductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

For more complete IRA information, consult a PBHG Shareholder Services Representative or a tax advisor.

[LOGO]  SELLING SHARES

You may sell your shares at NAV any day the New York Stock Exchange is open for business. Sale orders received by the Fund's transfer agent or other authorized representatives by 4:00 p.m. Eastern time (2:00 p.m. Eastern time for the Cash Reserves Fund) will be priced at the Fund's next calculated NAV. The Fund generally sends payment for your shares the business day after your order is accepted. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected up to 15 days from the date of purchase. You may also sell shares of each Fund through certain broker-dealers or other financial institutions at which you maintain an account. Such financial institutions may charge you a fee for this service.

--------------------------------------------------------------------------------
Limitations on selling shares by phone


Proceeds
sent by            Minimum           Maximum
--------------------------------------------------------------------------------
Check             no minimum        $50,000

Wire*             no minimum        no maximum

ACH               no minimum        no maximum

Please note that the banking instructions to be used for wire and ACH redemptions must be established on your account in advance of placing your sell order.

* Wire fee is $10 per Federal Reserve Wire

Written Redemption Orders
--------------------------------------------------------------------------------
Some circumstances require written sell orders along with signature guarantees.

These include:

o Redemptions in excess of $50,000

o Requests to send proceeds to a different address or payee

o Requests to send proceeds to an address that has been changed within the last 30 days

o Requests to wire proceeds to a different bank account

A signature guarantee helps to protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee is authentic.

[LOGO]  GENERAL POLICIES

o Each Fund may reject or suspend acceptance of purchase orders.

o Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the NAV of the Fund.

o Payment for telephone purchases must be received by the Fund's transfer agent within seven days or you may be liable for any losses the Fund incurs as a result of the cancellation of your purchase order.

o When placing a purchase, sale or exchange order through an authorized representative, it is the representative's responsibility to promptly transmit your order to the Fund's transfer agent so that you may receive that same day's NAV.

o SEI Trust Company, the custodian for PBHG Traditional, Roth and Education IRA accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Educational IRA accounts. This fee will be automatically charged to your account if not received by the announced due date, usually in mid-August.

o Because of the relatively high cost of maintaining smaller accounts, the Fund charges an annual fee of $12 if your account balance drops below the minimum investment amount because of redemptions. Minimum investment amounts are identified in the table on page 66. For non-retirement accounts, the Fund may close your account and send you the proceeds if your account balance remains below the minimum investment amount for over 60 days.


EXCHANGES BETWEEN FUNDS

You may exchange some or all of your shares in a fund with any other fund identified in this prospectus. However, exchanges into the Limited Fund may be made only by investors who are current shareholders of that Fund, as it is currently closed to new investors. Exchanges into the New Opportunities Fund may be made only by persons who were shareholders on or before November 12, 1999, the day this fund closed to new investors. Simply mail, telephone or use the Fund's internet website to provide your exchange instructions to the transfer agent. There is currently no fee for exchanges, however, the Fund may change or terminate this privilege on 60 days notice. Please note that exchanges into the PBHG Cash Reserves Fund from another PBHG fund may be made only four (4) times a year.

TO OPEN AN ACCOUNT

------ In Writing --------------------------------------------------------------
Complete the application.

Mail your completed application and a check to:
The PBHG Funds, Inc.
P.O. Box 219534
Kansas City, Missouri  64121-9534

------ By Telephone ------------------------------------------------------------
Call us at 1-800-433-0051 to receive an account application and receive an account number.

Wire Have your bank send your investment to:
o United Missouri Bank of Kansas
  City, N.A.
o ABA# 10-10-00695
o Account # 98705-23469
o Fund Name
o Your name
o Your Social Security or tax ID
  number
o Your account number

Return the account application.

------ By Automated Clearing House ---------------------------------------------
       (ACH)*












------ Via the Internet --------------------------------------------------------
o Visit the PBHG Funds website at http://www.pbhgfunds.com.
o Enter the "open account" screen and follow the instructions for completing an account application.

TO ADD TO AN ACCOUNT

------ In Writing --------------------------------------------------------------
Fill out an investment slip:

Mail the slip and the check to:
The PBHG Funds, Inc.
P.O. Box 219534
Kansas City, Missouri  64121-9534





------ By Telephone ------------------------------------------------------------
Wire  Have your bank send your investment to:
o United Missouri Bank of Kansas  City, N.A.
o ABA# 10-10-00695
o Account # 98705-23469
o Fund Name
o Your name
o Your Social Security or tax ID number
o Your account number


------ By Automated Clearing House ---------------------------------------------
       (ACH)*
o Complete the bank information section on the account application.
o Attach a voided check or deposit slip to the account application.
o The maximum purchase allowed through ACH is $100,000 and this option must be established on your account 15 days prior to initiating a transaction.

------ Via the Internet --------------------------------------------------------
o Complete the bank information section on the account application.
o Enter the "Your Account" section of the website and follow the instructions for purchasing shares.

TO SELL SHARES

------ By Mail -----------------------------------------------------------------

Write a letter of instruction that includes:
o your name(s) and signature(s)
o your account number
o the fund name
o the dollar amount you wish to sell
o how and where to send the proceeds

If required, obtain a signature guarantee (see "Selling Shares")

Mail your request to:
The PBHG Funds, Inc.
P.O. Box 219534
Kansas City, Missouri  64121-9534




------ Systematic Withdraw Plan ------------------------------------------------

Permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account

o Complete the applicable section on the account application

Note: Must maintain a minimum account balance of $5,000 or more.

------ By Telephone ------------------------------------------------------------

Sales orders may be placed by telephone provided this option was selected on your account application.

Please call 1-800-433-0051.

Note: sales from IRA accounts may not be made by telephone and must be made in writing.


------ ACH ---------------------------------------------------------------------

o Complete the bank information section on the account application.
o Attach a voided check or deposit slip to the account application.

Note: sale proceeds sent via ACH will not be posted to your bank account until the second business day following the transaction.


------ Wire --------------------------------------------------------------------

Sale proceeds may be wired at your request. Be sure the Fund has your wire instructions on file. There is a $10 charge for each wire sent by the Fund.

[LOGO]  DISTRIBUTION AND TAXES

Each Fund pays shareholders dividends from its net investment income and distributions from its net realized capital gains at least once a year, if available. These dividends and distributions will be reinvested in the Fund unless you instruct the Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire or ACH.

Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are taxed at the ordinary income rate. Distributions of long-term capital gains are taxable at the long-term capital gains rate, regardless of how long you have been in the Fund. Long-term capital gains tax rates are described in the table below.

A sale or exchange of a Fund may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange. (1) Short-term capital gains will apply if you sell or exchange a Fund up to 12 months after buying it. (2) Long-term capital gains will apply to Funds sold or exchanged after 12 months. The table below describes the tax rates for each.

--------------------------------------------------------------------------------
Taxability of Distributions

Type of                    Tax rate for              Tax rate for
Distribution               15% bracket               28% bracket
--------------------------------------------------------------------------------

Dividends                  Ordinary income           Ordinary income
                           rate                      rate

Short-term                 Ordinary income           Ordinary income
Capital Gains              rate                      rate

Long-term                  10%                       20%
Capital Gains

Taxes on Transactions
--------------------------------------------------------------------------------
The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

[LOGO]  FINANCIAL HIGHLIGHTS

A Fund's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all Fund distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Fund's financial statements are included in the Fund's Annual Report to Shareholders, which is available, free of charge, upon request.

For a Share Outstanding Throughout each Fiscal Year or period ended March 31;




                 Net                 Realized and   Distri-      Distri-    Net                       Net
                Asset        Net      Unrealized    butions     butions    Asset                    Assets      Ratio
                Value    Investment    Gains or    from Net      from      Value                     End     of Expenses
              Beginning    Income      (Losses)   Investment    Capital     End           Total   of Period   to Average
              of Period    (Loss)    on Securities  Income       Gains   of Period       Return     (000)     Net Assets
-------------------------------------------------------------------------------------------------------------------------

----------------
PBHG Growth Fund
----------------
 PBHG Class
  1999(4)      $28.23     $(0.24)      $ (3.48)       --          --      $24.51        (13.18)%    $3,228,740     1.32%
  1998          21.06      (0.26)         7.43        --          --       28.23         34.05 %     5,338,380     1.26%
  1997          25.30      (0.10)        (4.14)       --          --       21.06        (16.76)%     4,634,138     1.25%
  1996          16.70      (0.06)         8.66        --          --       25.30         51.50 %     3,298,666     1.48%
  1995(1)       14.67      (0.05)         2.09        --         $(0.01)   16.70         13.92 %     1,014,832     1.50%

  PBHG Advisor Class
  1999(4)      $28.12     $(0.30)      $ (3.47)       --          --      $24.35        (13.41)%       $66,235     1.57%
  1998          21.03      (0.15)         7.24        --          --       28.12         33.71 %        89,227     1.51%
  1997(2)       25.42      (0.06)        (4.33)       --          --       21.03        (17.27)%+       12,991     1.53%*

-------------------------
PBHG Emerging Growth Fund
-------------------------

  PBHG Class
  1999(4)      $25.83     $(0.18)      $ (4.96)       --         $(0.08)  $20.61        (19.91)%    $  736,008     1.34%
  1998          19.26      (0.24)         6.81        --          --       25.83         34.11 %     1,404,157     1.27%
  1997          23.07      (0.11)        (2.87)       --          (0.83)   19.26        (13.71)%     1,195,620     1.28%
  1996          16.10      (0.07)         8.03        --          (0.99)   23.07         50.16 %       689,705     1.47%
  1995(3),(4)   14.59      (0.01)         1.56        --          (0.04)   16.10         10.64 %+      411,866     1.50%*

--------------------------
PBHG Large Cap Growth Fund
--------------------------

  PBHG Class
  1999(4)      $22.69     $(0.16)       $ 3.53        --         $(1.49)  $24.57         15.90 %      $144,089     1.25%
  1998          14.26      (0.19)         8.82        --          (0.20)   22.69         60.80 %       145,662     1.22%
  1997          14.53      (0.05)        (0.21)       --          (0.01)   14.26         (1.77)%       119,971     1.23%
  1996(6)       10.00      (0.03)         4.97        --          (0.41)   14.53         50.47 %*       53,759     1.50%*

-----------------------
PBHG Select Equity Fund
-----------------------

  PBHG Class
  1999(4)      $24.15     $(0.21)       $ 1.99        --          --      $25.93          7.37 %      $235,904     1.34%
  1998          15.91      (0.44)         8.68        --          --       24.15         51.79 %       336,076     1.35%
  1997          17.27      (0.13)        (1.03)       --         $(0.20)   15.91         (6.94)%       372,486     1.26%
  1996(6)       10.00      (0.05)         7.68        --          (0.36)   17.27         77.75 %*      202,796     1.50%*




                                        Ratio
                 Ratio                 of Net
                of Net      Ratio      Investment
               Investment  of Expenses Income (Loss)
                 Income    to Average  to Average
                 (Loss)    Net Assets  Net Assets   Portfolio
                to Average (Excluding  (Excluding   Turnover
                Net Assets  Waivers)    Waivers)      Rate
-------------------------------------------------------------

----------------
PBHG Growth Fund
----------------
 PBHG Class
  1999(4)          (0.99)%     1.32%      (0.99)%    80.51%
  1998             (0.74)%     1.26%      (0.74)%    94.21%
  1997             (0.69)%     1.25%      (0.69)%    64.89%
  1996             (0.79)%     1.48%      (0.79)%    44.64%
  1995(1)          (0.69)%     1.50%      (0.69)%   118.75%

  PBHG Advisor Class
  1999(4)          (1.24)%     1.57%      (1.24)%    80.51%
  1998             (1.02)%     1.51%      (1.02)%    94.21%
  1997(2)          (1.11)%*    1.53%*     (1.11)%*   64.89%

-------------------------
PBHG Emerging Growth Fund
-------------------------

  PBHG Class
  1999(4)          (0.80)%     1.34%      (0.80)%   101.53%
  1998             (0.80)%     1.27%      (0.80)%    95.21%
  1997             (0.36)%     1.28%      (0.36)%    47.75%
  1996             (0.42)%     1.47%      (0.42)%    97.05%
  1995(3),(4)      (0.08)%*    1.50%*     (0.08)%*   27.50%

--------------------------
PBHG Large Cap Growth Fund
--------------------------

  PBHG Class
  1999(4)          (0.71)%     1.25%      (0.71)%    46.16%
  1998             (0.79)%     1.22%      (0.79)%    46.56%
  1997             (0.47)%     1.23%      (0.47)%    51.70%
  1996(6)          (0.66)%*    2.07%*     (1.23)%*  116.75%

-----------------------
PBHG Select Equity Fund
-----------------------

  PBHG Class
  1999(4)          (0.90)%     1.34%      (0.90)%    56.59%
  1998             (1.15)%     1.35%      (1.15)%    72.16%
  1997             (0.76)%     1.26%      (0.76)%    71.70%
  1996(6)          (0.74)%*    1.73%*     (0.97)%*  206.22%


72 & 73






                 Net                                                                    Net                            Net
                Asset         Net       Realized and   Distributions  Distributions    Asset                          Assets
                Value      Investment    Unrealized       from Net       from          Value                           End
              Beginning      Income   Gains or (Losses)  Investment     Capital         End              Total      of Period
               of Period     (Loss)     on Securities      Income        Gains       of Period           Return       (000)
------------------------------------------------------------------------------------------------------------------------------
---------------------
PBHG Core Growth Fund
---------------------

  PBHG Class
  1999(4)      $13.53       $(0.14)        $0.67            --            --          $14.06              3.92%     $  86,485
  1998          10.34        (0.33)         3.52            --            --           13.53             30.85 %      165,510
  1997          11.82        (0.09)        (1.39)           --            --           10.34            (12.52)%      283,995
  1996(5)       10.00        --             1.82            --            --           11.82             18.20 %+      31,092

-----------------
PBHG Limited Fund
-----------------

  PBHG Class
  1999(4)      $14.08       $(0.10)       $(1.45)           --           $(0.58)      $11.95            (11.01)%     $108,011
  1998           9.05        (0.10)         5.53            --            (0.40)       14.08             60.78 %      178,168
  1997(8)       10.00         0.02         (0.93)          $(0.03)        (0.01)        9.05             (9.15)%+     137,520

----------------------
PBHG Large Cap 20 Fund
----------------------

  PBHG Class
  1999(4)      $15.98       $(0.12)        $8.46            --           $(0.22)      $24.10             52.52%      $603,077
  1998           9.25        (0.07)         6.80            --            --           15.98             72.76 %      192,631
  1997(9)       10.00        (0.01)        (0.73)          $(0.01)        --            9.25             (7.40)%+      69,819

---------------------------
PBHG New Opportunities Fund
---------------------------

  PBHG Class
  1999(4,13)   $13.52       $(0.01)        $2.96            --            --          $16.47             21.82%+      $16,742

-------------------------
PBHG Large Cap Value Fund
-------------------------

  PBHG Class
  1999         $13.01        $0.08         $2.45           $(0.10)       $(1.59)      $13.85             20.29%       $44,922
  1998          10.11         0.02          3.84            (0.06)        (0.90)       13.01             39.47 %       76,476
  1997(10)      10.00         0.02          0.09            --            --           10.11              1.10%+       26,262

-----------------------
PBHG Mid-Cap Value Fund
-----------------------

  PBHG Class
  1999         $15.30       --             $0.92            --           $(1.13)      $15.09              8.35%       $56,981
  1998(12)      10.00       $(0.01)         6.00            --            (0.69)       15.30             61.06 %+      54,173

-------------------------
PBHG Small Cap Value Fund
-------------------------

  PBHG Class
  1999(4)       $15.38       $(0.09)       $(3.06)           --           $(0.85)      $11.38            (20.93)%    $  69,787
  1998(12)       10.00        (0.03)         6.15            --            (0.74)       15.38             62.27 %+     125,834

-----------------------
PBHG Focused Value Fund
-----------------------

  PBHG Class
  1999(13)     $10.32        --            $0.14            --            --          $10.46              1.36%+       $3,658

-----------------------
PBHG International Fund
-----------------------

  PBHG Class
  1999(14)     $12.04       $(0.14)        $0.29           $(0.17)       $(0.42)      $11.60              1.42%       $12,220
  1998          11.26        (0.03)         1.83            --            (1.02)       12.04             17.46 %       20,905
  1997          10.55        --             0.71            --            --           11.26              6.73 %       21,265
  1996           9.13        (0.04)         1.46            --            --           10.55             15.55 %       11,243
  1995(11)      10.00        (0.03)        (0.80)           --            (0.04)        9.13             (8.33)%+      15,236



                                                         Ratio
                               Ratio                     of Net
                               of Net       Ratio      Investment
                             Investment  of Expenses  Income (Loss)
                  Ratio        Income     to Average   to Average
               of Expenses     (Loss)     Net Assets   Net Assets     Portfolio
                to Average   to Average   (Excluding   (Excluding     Turnover
                Net Assets   Net Assets     Waivers)     Waivers)       Rate
-------------------------------------------------------------------------------
---------------------
PBHG Core Growth Fund
---------------------

  PBHG Class
  1999(4)          1.45%      (1.16)%       1.45%        (1.16)%       120.93%
  1998             1.35%      (1.07)%       1.35%        (1.07)%        72.78%
  1997             1.36%      (0.77)%       1.36%        (0.77)%        46.75%
  1996(5)          1.50%*     (0.18)%*      2.92%*       (1.60)%*       17.00%

-----------------
PBHG Limited Fund
-----------------

  PBHG Class
  1999(4)          1.40%      (0.81)%       1.40%        (0.81)%       111.07%
  1998             1.40%      (0.72)%       1.40%        (0.72)%        81.36%
  1997(8)          1.42%*      0.33%*       1.42%*        0.33%*        75.46%

----------------------
PBHG Large Cap 20 Fund
----------------------

  PBHG Class
  1999(4)          1.27%      (0.64)%       1.27%        (0.64)%        76.41%
  1998             1.41%      (0.79)%       1.41%        (0.79)%        98.27%
  1997(9)          1.50%*      0.17 %*      1.50%*        0.17 %*       43.98%

---------------------------
PBHG New Opportunities Fund
---------------------------

  PBHG Class
  1999(4,13)       1.50%*     (0.80)%*      1.59%*       (0.89)%*      109.43%

-------------------------
PBHG Large Cap Value Fund
-------------------------

  PBHG Class
  1999             1.01%       0.59%        1.01%         0.59%        568.20%
  1998             1.17%       0.98 %       1.17%         0.98 %       403.59%
  1997(10)         1.50%*      1.61 %*      1.74%*        1.37 %*        0.00%

-----------------------
PBHG Mid-Cap Value Fund
-----------------------

  PBHG Class
  1999             1.33%       0.01%        1.33%         0.01%        732.73%
  1998(12)         1.47%*     (0.17)%*      1.47%*       (0.17)%*      399.96%

-------------------------
PBHG Small Cap Value Fund
-------------------------

  PBHG Class
  1999(4)      $15.38       $(0.09)       $(3.06)           --          $(0.85)
  1998(12)      10.00        (0.03)         6.15            --           (0.74)

-----------------------
PBHG Focused Value Fund
-----------------------

  PBHG Class
  1999(13)     $10.32        --            $0.14            --           --

-----------------------
PBHG International Fund
-----------------------

  PBHG Class
  1999(14)     $12.04       $(0.14)        $0.29           $(0.17)      $(0.42)
  1998          11.26        (0.03)         1.83            --           (1.02)
  1997          10.55        --             0.71            --           --
  1996           9.13        (0.04)         1.46            --           --
  1995(11)      10.00        (0.03)        (0.80)           --           (0.04)



74 & 75



                 Net                                                                    Net                             Net
                Asset         Net       Realized and   Distributions  Distributions    Asset                          Assets
                Value      Investment    Unrealized       from Net       from          Value                            End
              Beginning      Income   Gains or (Losses)  Investment     Capital         End                Total     of Period
               of Period     (Loss)     on Securities      Income        Gains       of Period             Return      (000)
---------------------------------------------------------------------------------------------------------------------------------
-----------------------
PBHG Cash Reserves Fund
-----------------------

  PBHG Class
  1999          $1.00         $0.05            --          $(0.05)          --          $1.00               4.84%     $144,239
  1998           1.00          0.05            --           (0.05)          --           1.00               5.13 %     117,574
  1997           1.00          0.05            --           (0.05)          --           1.00               4.89 %     341,576
  1996(6)        1.00          0.05            --           (0.05)          --           1.00               5.24 %*     99,001

-------------------------------------
PBHG Technology & Communications Fund
-------------------------------------

  PBHG Class
  1999(4)      $19.27        $(0.19)           $8.80        --             $(0.29)     $27.59              45.33%     $536,405
  1998          14.63         (0.23)            5.72        --              (0.85)      19.27              38.29 %     495,697
  1997          12.48         (0.05)            2.55        --              (0.35)      14.63              19.59 %     493,156
  1996(7)       10.00         (0.02)            2.50        --              --          12.48              24.82 %+     61,772

---------------------------------
PBHG Strategic Small Company Fund
---------------------------------

  PBHG Class
  1999(4)      $12.89        $(0.11)          $(1.78)       --             $(0.46)     $10.54             (14.52)%    $ 48,029
  1998           8.86         (0.11)            5.01        --              (0.87)      12.89              56.54 %     111,983
  1997(10)      10.00         --               (1.14)       --              --           8.86             (11.40)%+     61,382





                                                         Ratio
                               Ratio                     of Net
                               of Net       Ratio      Investment
                             Investment  of Expenses  Income (Loss)
                  Ratio        Income     to Average   to Average
               of Expenses     (Loss)     Net Assets   Net Assets  Portfolio
                to Average   to Average   (Excluding   (Excluding  Turnover
                Net Assets   Net Assets     Waivers)     Waivers)    Rate
-----------------------------------------------------------------------------
------------------
PBHG Cash Reserves
------------------

  PBHG Class
  1999             0.70%       4.72%         0.70%        4.72%       n/a
  1998             0.68%       5.00 %        0.68%        5.00 %      n/a
  1997             0.68%       4.79 %        0.68%        4.79 %      n/a
  1996(6)          0.70%*      5.05 %*       0.88%*       4.87 %*     n/a

-------------------------------------
PBHG Technology & Communications Fund
-------------------------------------

  PBHG Class
  1999(4)          1.34%      (0.96)%        1.34%       (0.96)%      276.07%
  1998             1.30%      (0.91)%        1.30%       (0.91)%      259.89%
  1997             1.33%      (0.59)%        1.33%       (0.59)%      289.91%
  1996(7)          1.50%*     (0.50)%*       2.00%*      (1.00)%*     125.99%

-----------------------------------
PBHG Strategic Small Companion Fund
-----------------------------------

  PBHG Class
  1999(4)          1.50%      (0.97)%        1.54%       (1.01)%      140.89%
  1998             1.45%      (0.92)%        1.45%       (0.92)%      215.46%
  1997(10)         1.50%*      0.18%*        1.50%*       0.18%*       88.88%


  * Annualized

  + Total returns have not been annualized.

  (1) The information set forth in this table for the period prior to June 2, 1994 is the financial data of the Pilgrim Baxter Growth Fund, a series of the Advisor's Inner Circle II Fund. PBHG Growth Fund acquired the assets and assumed the liabilities of the Pilgrim Baxter Growth Fund on June 2, 1994.

  (2) The PBHG Growth Fund Advisor Class commenced operations on August 16,
1996.

  (3) The information set forth in this table for the periods prior to June 2, 1994 is the financial data of the Pilgrim Baxter Emerging Growth Fund, a series of the Advisor's Inner Circle Fund. PBHG Emerging Growth Fund acquired the assets and assumed the liabilities of the Pilgrim Baxter Emerging Growth Fund on June 2, 1994. The PBHG Emerging Growth Fund retained the October 31 fiscal year end of its predecessor only for fiscal year 1994. PBHG Emerging Growth changed its fiscal year end to March 31 in 1995 and reported financial information for the fiscal period from November 1, 1994 to March 31, 1995.

  (4) Per share calculations were performed using average shares for the period.

  (5) The PBHG Core Growth Fund commenced operations on December 29, 1995.

  (6) The PBHG Large Cap Growth Fund, the PBHG Select Equity Fund, and the PBHG Cash Reserves Fund commenced operations on April 5, 1995.

  (7) The PBHG Technology & Communications Fund commenced operations on September 29, 1995.

  (8) The PBHG Limited Fund commenced operations on June 28, 1996.

  (9) The PBHG Large Cap 20 Fund commenced operations on November 29, 1996.

 (10) The PBHG Large Cap Value Fund and the PBHG Strategic Small Company Fund commenced operations on December 31, 1996.

 (11) The PBHG International Fund commenced operations on June 15, 1994.

 (12) The PBHG Mid-Cap Value and the PBHG Small Cap Value Funds commenced operations April 30, 1997.

(13) The PBHG New Opportunities Fund and the PBHG Focused Value Fund commenced operations on February 12, 1999.

(14) Distributions from net investment income include $0.1659 of distribution in excess of net investment income.

 Amounts designated as "-" are either $0 or have been rounded to $0.


76 & 77

For More Information

The PBHG Funds, Inc.
-------------------------
SEC file number 811-04391

For investors who want more information about the funds, the following documents are available free upon request:

Statement of Additional Information (SAI)
Provides more information about the funds and is incorporated into this Prospectus by reference.

Annual/Semi-annual Reports
Provides financial and performance information about the Funds and their investments and a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year or half-year.

To obtain information

By telephone
Call 1-800-433-0051

By mail
The PBHG Funds, Inc.
P.O. Box 219534
Kansas City, MO 64121-9534

 Via the Internet
www.pbhgfunds.com

Text-only versions of these documents and this Prospectus are available by visiting the SEC's Public Reference Room in Washington, D.C. (1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, D.C. 20549-6009. Text-only versions also may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.


Investment Adviser
Pilgrim Baxter & Associates, Ltd.

Distributor
SEI Investments Distribution Co.

PBHG Prospectus -- 7/99